DISPOSAL OF SUBSIDIARIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disposed other than sale spinoff
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration	$ 0
Net assets	0
Loss on disposal of subsidiaries	0
Disposed other than sale abandonment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal of subsidiaries	$ 0